Events after the Reporting Date (Narrative) (Details) - CAD ($)		1 Months Ended
	Nov. 10, 2020	Aug. 21, 2021	Apr. 21, 2021	Apr. 19, 2021	Mar. 31, 2021	Feb. 15, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Accrued dividends							$ 39,814	$ 9,318
Mainpointe [Member] | RepliCel Injector Product Line [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments	$ 2,700,000
Maximum number of shares issuable under agreement	4,000,000
Royalty description	The royalty right will be equal to (a) 5% of the amounts earned by and paid to the Company from the sale of any of its "NBDS Products" defined as its RCS-01 (NBDS Fibroblast Therapy - Treatment for Aging Skin), RCT-01 (NBDS Fibroblast Therapy - Treatment for Chronic Tendinosis), and any other product which is comprised of the non-bulbar dermal sheath cells patented by the Company, and (b) 20% of the amounts earned by and paid to the Company from the sale of any of its "DSC Products" defined as its RCH-01 (DSC Therapy for Treatment Androgenic Alopecia) and any other product which is comprised of the dermal sheath cup cells patented by the Company.
Gross income from sale of the product	$ 2,000,000
Net-present value of profit to be earned	$ 2,000,000
Number of shares issued	2,506,802
Equity issuance price per share	$ 0.675
Mainpointe [Member] | RepliCel Injector Product Line [Member] | Within five days of receipt of conditional approval from the TSX Venture Exchange [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments	$ 500,000
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				126,492
Equity issuance price per share				$ 0.375
Accrued dividends				47,437
Events After Reporting Period [Member] | Class A Preferred Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity issuance price per share					$ 0.375
Accrued dividends					$ 47,437
Events After Reporting Period [Member] | Mainpointe [Member] | RepliCel Injector Product Line [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments		$ 300,000	$ 700,000			$ 1,200,000
Amount of investment received			1,699,963
Amount of investment due			$ 2,400,000
Events After Reporting Period [Member] | Certain directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Accrued dividends				$ 14,156